Income Taxes	6 Months Ended	12 Months Ended
	Jul. 03, 2015	Dec. 31, 2014
Notes to Financial Statements
NOTE K - INCOME TAXES

As of July 3, 2015 and December 31, 2014, the Company has established a valuation allowance of $6,921,000 and $4,616,000, respectively, against our net deferred tax assets.

As of July 3, 2015, the Company has estimated state and federal net operating loss carry forwards of approximately $17,600,000 expiring in 2033 through 2035. Under the Internal Revenue Code ("IRC") Section 382, annual use of our net operating loss carryforwards to offset taxable income may be limited based on cumulative changes in ownership. We have not completed an analysis to determine whether any such limitations have been triggered as of July 3, 2015.

Income tax expense attributable to income from operations for 2015 differed from the amount computed by applying the U.S. federal income tax rate of 34% to pretax loss from operations primarily as a result of state tax credit, nontaxable fair value of derivative liabilities, and the increase in the valuation allowance.

Income tax expense attributable to income from operations for 2014 differed from the amount computed by applying the U.S. federal income tax rate of 34% to pretax loss from operations primarily as a result of state tax credit, the release of Partners valuation allowance related to its 2013 net operating loss carry forward, and nondeductible acquisition costs.

Income tax expense attributable to income from operations for 2014 differed from the amount computed by applying the U.S. federal income tax rate of 34% to pretax loss from operations primarily as a result of state tax credit, and fair value of derivative liabilities.

%
Tax credit computed at the federal statutory rate	(34.0)
State tax credit, net of federal tax benefit	(5.3)
Fair value of derivative liabilities	36.4
Other	3.4
Effective rate	(0.5)

In 2013, New West was a single-member limited liability company and elected to be taxed as an S corporation. As a result of the EPA, New West lost its S corporation election status on January 1, 2014.

The Company's temporary differences resulted primarily from contract receivables, accounts payable, accrued liabilities, and depreciation, amortization methods, and net operating loss carryforwards. The components of income tax expense (benefit) reflected in the Consolidated Statements of Operations are as follows for the years ended December 31, 2014 and period ended 2013:

Deferred:
Federal	$(897,000)	$-
State and local	(140,000)	-
Total income tax benefit	$(1,037,000)	$-

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are presented below as of December 31, 2014 and 2013:

	2014	2013
Deferred Tax:
Current:
Vacation accrual	$87,000	$-
Earn out adjustment	80,000	-
Change in entity tax status	(79,000)	-
Debt discount	(27,000)	-
Valuation allowance	(61,000)	-
Net current deferred asset	-	-
Long term:
Deferred rent	94,000	-
Accrued compensation	95,000	-
Earn out adjustment	35,000	-
Non-qualified stock options	9,000	-
Net operating loss carryforward	5,875,000	211,000
Debt discount	(488,000)	-
Change in entity tax status	(159,000)	-
Intangible assets	(713,000)	-
Property and equipment	(193,000)	-
Valuation allowance	(4,555,000)	(211,000)
Net long term deferred liability	-	-
Net deferred tax	$-	$-

As of December 2014, the Company has estimated state and federal net operating loss carry forwards of approximately $14,942,000 expiring in 2033 and 2034. Under the Internal Revenue Code (“IRC”) Section 382, annual use of our net operating loss carryforwards to offset taxable income may be limited based on cumulative changes in ownership. We have not completed an analysis to determine whether any such limitations have been triggered as of December 2014.

The Company recognizes interest and penalties related to uncertain tax positions in income tax expense. As of December 2014, the Company made no provisions for interest or penalties related to uncertain tax positions. The tax years 2010 through 2014 remain open to examination by the Internal Revenue Service of the United States.